Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

6	Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2023 are consistent with those applied for the Annual Report and Accounts 2022.

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2023
Assets
Trading assets	177,730	73,585	4,072	255,387
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	25,199	60,724	18,380	104,303
Derivatives	2,434	268,389	1,772	272,595
Financial investments	198,345	75,332	3,006	276,683
Liabilities
Trading liabilities	55,039	25,738	451	81,228
Financial liabilities designated at fair value	1,210	128,259	10,149	139,618
Derivatives	2,856	264,389	2,315	269,560

At 31 Dec 2022[1]
Assets
Trading assets	148,592	64,684	4,817	218,093
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,146	59,548	17,407	100,101
Derivatives	2,917	279,278	1,964	284,159
Financial investments	181,659	71,040	2,961	255,660
Liabilities
Trading liabilities	44,787	27,092	474	72,353
Financial liabilities designated at fair value	1,125	115,764	10,432	127,321
Derivatives	2,399	280,443	2,920	285,762
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2023
Assets
Trading assets	2,152	127	—	2,279
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	—	15
Derivatives	—	585	—	585
Financial investments	11,599	520	—	12,119
Liabilities
Trading liabilities	1,750	155	—	1,905
Financial liabilities designated at fair value	—	—	—	—
Derivatives	—	788	—	788

At 31 Dec 2022
Assets
Trading assets	2,932	244	—	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	14	47	61
Derivatives	—	866	—	866
Financial investments	11,184	—	—	11,184
Liabilities
Trading liabilities	2,572	182	—	2,754
Financial liabilities designated at fair value	—	3,523	—	3,523
Derivatives	—	813	—	813

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2023
Transfers from Level 1 to Level 2	5,667	4,139	801	—	41	—	—
Transfers from Level 2 to Level 1	2,432	2,495	1,197	—	147	—	—

At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	2,565	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	3,340	—	233	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we take into consideration additional factors not incorporated within the valuation model that would otherwise be considered by a market participant. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GBM. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	At 30 Jun 2023		At 31 Dec 2022
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	626	50	650	40
– bid-offer	400	—	426	—
– uncertainty	72	2	86	—
– credit valuation adjustment	195	45	245	35
– debit valuation adjustment	(103)	—	(175)	—
– funding fair value adjustment	62	3	68	5
– other	—	—	—	—
Model-related	74	—	61	—
– model limitation	74	—	61	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)[1]	84	—	97	—
Total	784	50	808	40
1    See Note 9 on the interim condensed financial statements on page 126.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	679	69	16,644	—	17,392	128	—	—	128
Asset-backed securities	371	376	—	—	747	—	—	—	—
Structured notes	—	—	3	—	3	—	10,149	—	10,149
Other derivatives	—	—	—	1,772	1,772	—	—	2,315	2,315
Other portfolios	1,956	3,627	1,733	—	7,316	323	—	—	323
At 30 Jun 2023	3,006	4,072	18,380	1,772	27,230	451	10,149	2,315	12,915

Private equity including strategic investments	647	19	15,653	—	16,319	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,876	4,590	1,659	—	8,125	382	—	—	382
At 31 Dec 2022	2,961	4,817	17,407	1,964	27,149	474	10,432	2,920	13,826
The basis for determining the fair value of the financial instruments in the table above is explained on page 366 of the Annual Report and Accounts 2022.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains or losses recognised in profit or loss	(15)	65	706	237	25	60	478
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	65	—	237	25	—	478
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	706	—	—	60	—
– gains less losses from financial investments held at fair value through other comprehensive income	(15)	—	—	—	—	—	—
Total gains or losses recognised in other comprehensive income (‘OCI’)	138	92	11	75	21	323	98
– financial investments: fair value gains or losses	83	—	—	—	—	234	—
– exchange differences	55	92	11	75	21	89	98
Purchases	215	761	1,660	—	115	—	—
New issuances	—	—	—	—	2	2,313	—
Sales	(122)	(1,353)	(303)	—	(181)	(2)	—
Settlements	(202)	(487)	(963)	(517)	(9)	(1,479)	(1,164)
Transfers out	(108)	(377)	(140)	(85)	(32)	(1,821)	(138)
Transfers in	139	554	2	98	36	323	121
At 30 Jun 2023	3,006	4,072	18,380	1,772	451	10,149	2,315
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(58)	232	734	(4)	(189)	(560)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(58)	—	734	(4)	—	(560)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	232	—	—	(189)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
IFRS 17 impacts	(12)	—	1,468	—	—	—	—
At 1 Jan 2022 (as restated)	3,377	2,662	15,706	2,478	785	7,880	3,088
Total gains or losses recognised in profit or loss	(7)	(22)	285	408	(45)	(1,103)	165
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(22)	—	408	(45)	—	165
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	285	—	—	(1,103)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)	(287)	(165)	(336)	(191)	(12)	(398)	(231)
– financial investments: fair value losses	(140)	—	—	—	—	(18)	—
– exchange differences	(147)	(165)	(336)	(191)	(12)	(380)	(231)
Purchases	506	1,026	1,704	—	13	—	—
New issuances	—	—	—	—	4	2,511	—
Sales	(186)	(698)	(317)	—	(95)	(22)	—
Settlements	(273)	(373)	(613)	(509)	(636)	(723)	(580)
Transfers out	(489)	(287)	(48)	(290)	(7)	(549)	(437)
Transfers in	38	833	70	215	344	869	315
At 30 Jun 2022	2,679	2,976	16,451	2,111	351	8,465	2,320
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	(37)	276	929	1	423	3,494
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	929	1	—	3,494
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	276	—	—	423	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	332	(434)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,009	(1,009)	—	—
Financial investments	10	(10)	61	(63)
At 30 Jun 2023	1,351	(1,453)	61	(63)

Derivatives, trading assets and trading liabilities[1]	172	(179)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,049	(1,047)	—	—
Financial investments	12	(6)	140	(141)
At 30 Jun 2022	1,233	(1,232)	140	(141)

Derivatives, trading assets and trading liabilities[1]	264	(291)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	981	(978)	—	—
Financial investments	11	(11)	65	(55)
At 31 Dec 2022	1,256	(1,280)	65	(55)
1    ‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2023. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 368 and 369 of the Annual Report and Accounts 2022.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Valuation techniques	Key unobservable inputs	30 Jun 2023		31 Dec 2022
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	17,392	128	See footnote 1	See footnote 1
Asset-backed securities (‘ABS’)	747	—
– collateralised loan/debt obligation	76	—
			Market proxy	Bid quotes	—	89	—	92
– other ABSs	671	—	Market proxy	Bid quotes	—	98	—	99
Structured notes	3	10,149
– equity-linked notes	3	6,281	Model – Option model	Equity volatility	6%	95%	6%	142%
			Model – Option model	Equity correlation	22%	99%	32%	99%
– Foreign exchange (‘FX’)-linked notes	—	2,778	Model – Option model	FX volatility	2%	36%	3%	37%
– other[2]	—	1,090
Other derivatives	1,772	2,315
– interest rate derivatives	511	718
securitisation swaps	114	160	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	64	75	Model – Option model	Interest rate volatility	9%	34%	8%	53%
other[2]	333	483
– FX derivatives	308	388
FX options	271	318	Model – Option model	FX volatility	2%	44%	1%	46%
other[2]	37	70
– equity derivatives	737	941
long-dated single stock options	520	713	Model – Option model	Equity volatility	7%	77%	7%	153%
other[2]	217	228
– credit derivatives	216	268
other[2]	216	268
Other portfolios	7,316	323
– repurchase agreements	763	295	Model – Discounted cash flow	Interest rate curve	0%	10%	1%	9%
– other[2]	6,553	28
At 30 Jun 2023	27,230	12,915
1    Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
2    ’Other’ includes a range of smaller holdings with multiple inputs.

7	Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on pages 370 and 371 of the Annual Report and Accounts 2022.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2023		At 31 Dec 2022[1]
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	100,921	100,939	104,475	104,459
Loans and advances to customers	959,558	944,187	923,561	911,898
Reverse repurchase agreements – non-trading	258,056	258,050	253,754	253,668
Financial investments – at amortised cost	131,250	127,779	109,066	106,412
Liabilities
Deposits by banks	68,709	68,733	66,722	66,831
Customer accounts	1,595,769	1,595,379	1,570,303	1,570,209
Repurchase agreements – non-trading	170,110	170,123	127,747	127,500
Debt securities in issue	85,471	84,966	78,149	77,021
Subordinated liabilities	23,286	24,784	22,290	22,723
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2023		At 31 Dec 2022
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	1,149	1,151	253	257
Loans and advances to customers	59,869	59,126	80,687	78,159
Reverse repurchase agreements – non-trading	3,379	3,379	4,646	4,646
Financial investments – at amortised cost	6,744	6,577	6,165	6,042
Liabilities
Deposits by banks	253	253	64	64
Customer accounts	66,154	66,543	85,274	85,303
Repurchase agreements – non-trading	2,615	2,615	3,266	3,266
Debt securities in issue	9,127	8,794	12,928	12,575
Subordinated liabilities	8	7	8	7

Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.